Short-Term Loan	12 Months Ended
Jun. 30, 2024
Short-Term Loan [Abstract]
Short-term loan
(14)	Short-term loan

The Group repaid the outstanding balance of RMB164,300 under a revolving line of credit which was expired and terminated upon the Group’s repayment of the borrowings in February 2024. The repaid borrowings bore a fixed interest rate of 3.5% per annum.

During the year ended June 30, 2024, the Group entered into a new RMB denominated revolving credit facility with a financial institution in mainland China for a total credit of up to RMB200,000 without any guarantee or collateral. Under the credit facility, RMB98,375 was drawn down on March 5, 2024 for general working capital purpose and outstanding as short-term loan as of June 30, 2024 bearing a fixed interest rate of 3.5% per annum. The outstanding loan will become due on March 4, 2025.

As of June 30, 2024, the unused line of credit for the short-term loan was RMB101,625. Interest on the bank borrowing amounting to RMB926 was recorded in interest income, net of the consolidated statement of operations and comprehensive loss for the year ended June 30, 2024.